FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.1%
$66,500	U.S. Treasury Bill	(a)	02/26/26	$66,340
66,500	U.S. Treasury Bill	(a)	03/31/26	66,117
66,500	U.S. Treasury Bill	(a)	04/23/26	65,973
	Total U.S. Treasury Bills			198,430
	(Cost $198,434)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
217,368	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	217,368
	(Cost $217,368)
	Total Investments — 2.3%	415,798
	(Cost $415,802)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 97.2%
	Call Options Purchased — 97.2%
2,059	iShares 20+ Year Treasury Bond ETF	$17,940,067	$0.87	04/24/26	17,559,152
	(Cost $17,562,341)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(304)	iShares 20+ Year Treasury Bond ETF	(2,648,752)	86.78	02/06/26	(9,120)
	(Premiums received $8,649)
	Net Other Assets and Liabilities — 0.6%				105,859
	Net Assets — 100.0%				$18,071,689

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$198,430	$—	$198,430	$—
Money Market Funds	217,368	217,368	—	—
Total Investments	415,798	217,368	198,430	—
Purchased Options	17,559,152	—	17,559,152	—
Total	$17,974,950	$217,368	$17,757,582	$—

FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,120)	$—	$(9,120)	$—

FT Vest High Yield & Target Income ETF (HYTI)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.8%
$359,600	U.S. Treasury Bill	(a)	02/26/26	$358,735
365,800	U.S. Treasury Bill	(a)	03/31/26	363,693
365,800	U.S. Treasury Bill	(a)	04/23/26	362,899
	Total U.S. Treasury Bills			1,085,327
	(Cost $1,085,356)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
694,199	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	694,199
	(Cost $694,199)
	Total Investments — 2.9%	1,779,526
	(Cost $1,779,555)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 96.4%
	Call Options Purchased — 96.4%
7,479	iShares iBoxx $ High Yield Corporate Bond ETF	$60,669,648	$0.81	04/24/26	58,971,915
	(Cost $58,983,498)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(2,595)	iShares iBoxx $ High Yield Corporate Bond ETF	(21,050,640)	80.74	02/06/26	(10,380)
	(Premiums received $6,361)
	Net Other Assets and Liabilities — 0.7%				429,113
	Net Assets — 100.0%				$61,170,174

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,085,327	$—	$1,085,327	$—
Money Market Funds	694,199	694,199	—	—
Total Investments	1,779,526	694,199	1,085,327	—
Purchased Options	58,971,915	—	58,971,915	—
Total	$60,751,441	$694,199	$60,057,242	$—

FT Vest High Yield & Target Income ETF (HYTI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,380)	$—	$(10,380)	$—

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.3%
$1,056,000	U.S. Treasury Bill	(a)	02/26/26	$1,053,456
1,056,000	U.S. Treasury Bill	(a)	03/31/26	1,049,918
1,056,000	U.S. Treasury Bill	(a)	04/23/26	1,047,627
	Total U.S. Treasury Bills			3,151,001
	(Cost $3,151,084)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
2,800,898	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	2,800,898
	(Cost $2,800,898)
	Total Investments — 2.5%	5,951,899
	(Cost $5,951,982)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 96.9%
	Call Options Purchased — 96.9%
21,515	iShares iBoxx $ Investment Grade Corporate Bond ETF	$237,891,355	$1.11	04/24/26	232,318,970
	(Cost $232,352,292)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(6,134)	iShares iBoxx $ Investment Grade Corporate Bond ETF	(67,823,638)	110.14	02/06/26	(24,536)
	(Premiums received $15,036)
	Net Other Assets and Liabilities — 0.6%				1,371,073
	Net Assets — 100.0%				$239,617,406

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$3,151,001	$—	$3,151,001	$—
Money Market Funds	2,800,898	2,800,898	—	—
Total Investments	5,951,899	2,800,898	3,151,001	—
Purchased Options	232,318,970	—	232,318,970	—
Total	$238,270,869	$2,800,898	$235,469,971	$—

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(24,536)	$—	$(24,536)	$—

First Trust Exchange-Traded Fund IV
Additional Information
January 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.